EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
EARNINGS PER SHARE	EARNINGS PER SHARE
The components of basic earnings per share are summarized in the following table:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS, EXCEPT FOR PER SHARE AMOUNTS AND SHARES	2025	2024	2023
Net income	$863	$1,247	$797
Dividends on Class A redeemable junior preferred shares(1)	—	(105)	(116)
	$863	$1,142	$681
Attributable to:
Class A exchangeable and Class B shareholders(2)	$16	$14	$5
Class C shareholder	750	1,095	675
Non-controlling interests	97	33	1
	$863	$1,142	$681

Earnings per class C share – basic	$3.35	$8.69	$10.51

Weighted average shares – Class C shares	224,030,265	126,003,542	64,215,726
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(1)Our Class A redeemable junior preferred shares were converted to Class C shares by Brookfield on December 6, 2024. Accordingly, no dividends were accrued for the year ended December 31, 2025.
(2)On August 29, 2024, the Company redesignated all of its Class A-1 exchangeable shares into its Class A exchangeable shares. Amounts attributable to Class A exchangeable and Class B shareholders include amounts attributable to Class A-1 exchangeable shareholders prior to the redesignation.